Stock Based Compensation Expenses - Additional Information (Detail)			1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 28, 2020 USD ($)	Jan. 24, 2019 shares	Apr. 30, 2019 shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 28, 2007 shares
Share Based Compensation [Line Items]
Unrecognized compensation expense | $					$ 1,100,000	$ 373,000
Unrecognized compensation expense, expected vesting period					0	0
Stock options exercised | $				$ 40,000		$ 77,000
Stock Options [Member]
Share Based Compensation [Line Items]
performance-based stock options exercisable					0
Stock options expenses | $					$ 0
Stock Options [Member]
Share Based Compensation [Line Items]
Stock options exercised pursuant to cashless exercise					250,000	225,000
Forfeited shares to cover aggregate exercise price					45,231	63,637
Issuance of common stock upon net exercise of stock options, shares					204,769	161,363
Stock options exercised | $					$ 129,000
Liquidity Option Shares [Member]
Share Based Compensation [Line Items]
Number of shares granted	12 months
Vesting percentage	25.00%
Vesting term				The vesting of the Liquidity Option Shares is divided into four separate tranches, each vesting 25% of the Liquidity Option Shares, upon: (1) the closing of the proposed merger with Conatus; (2) the date that the market capitalization of the Company exceeds $200.0 million; (3) the date that the market capitalization of the Company exceeds $275.0 million, and; (4) the date that the market capitalization of the Company exceeds $300.0 million. Each vesting tranche represents a unique derived service period and therefore stock-based compensation expense for each vesting tranche is recognized on a straight-line basis over its respective derived service period. Additionally, in the event that the Chief Executive Officer’s employment with the Company is terminated without cause or he resigns for good reason, an additional portion of the stock options award will vest equal to the number of such options which would have vested in the 12 months following the date of such termination.	The vesting of the Liquidity Option Shares is divided into four separate tranches, each vesting 25% of the Liquidity Option Shares, upon: (1) the closing of the proposed merger with Conatus; (2) the date that the market capitalization of the Company exceeds $200.0 million; (3) the date that the market capitalization of the Company exceeds $275.0 million, and; (4) the date that the market capitalization of the Company exceeds $300.0 million. Each vesting tranche represents a unique derived service period and therefore stock-based compensation expense for each vesting tranche is recognized on a straight-line basis over its respective derived service period. Additionally, in the event that the Chief Executive Officer’s employment with the Company is terminated without cause or he resigns for good reason, an additional portion of the stock options award will vest equal to the number of such options which would have vested in the 12 months following the date of such termination.
Liquidity Option Shares [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share Based Compensation [Line Items]
Vesting percentage	40.00%
Liquidity Option Shares [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share Based Compensation [Line Items]
Minimum market capitalization amount required for vesting | $	$ 200,000,000
Liquidity Option Shares [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share Based Compensation [Line Items]
Minimum market capitalization amount required for vesting | $	275,000,000
Liquidity Option Shares [Member] | Sharebased Compensation Award Tranche Four [Member]
Share Based Compensation [Line Items]
Minimum market capitalization amount required for vesting | $	$ 300,000,000
Chief Executive Officer [Member] | Performance Shares [Member]
Share Based Compensation [Line Items]
Number of shares granted		36 months
Number of shares issued under share-based payment arrangement		3,382,923
Chief Executive Officer [Member] | Performance Shares [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share Based Compensation [Line Items]
Vesting percentage		40.00%
Remaining vesting percentage		25.00%
Chief Executive Officer [Member] | Performance Shares [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share Based Compensation [Line Items]
Vesting percentage		60.00%
Chief Executive Officer [Member] | Stock Options [Member]
Share Based Compensation [Line Items]
Number of shares granted		36 months
Number of shares issued under share-based payment arrangement		485,178
Vesting term				In accordance with the original award agreement, 40% of the options would vest immediately upon an initial public offering or 45 days following a change in control, as defined in the award agreement, while the remaining 60% are subject to vesting, of which 25% vest on the first anniversary of the grant date and then ratably over the remaining 36 months.	In accordance with the original award agreement, 40% of the options would vest immediately upon an initial public offering or 45 days following a change in control, as defined in the award agreement, while the remaining 60% are subject to vesting, of which 25% vest on the first anniversary of the grant date and then ratably over the remaining 36 months.
Chief Executive Officer [Member] | Stock Options [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share Based Compensation [Line Items]
Vesting percentage		40.00%
Remaining vesting percentage		25.00%
Chief Executive Officer [Member] | Stock Options [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share Based Compensation [Line Items]
Vesting percentage		60.00%
Employee and Director [Member]
Share Based Compensation [Line Items]
Stock options, Granted					3,700,000	1,200,000
Weighted-average grant date fair value per share | $ / shares					$ 0.49	$ 0.35
Non Employees [Member]
Share Based Compensation [Line Items]
Stock options, Granted						200,000
Weighted-average grant date fair value per share | $ / shares						$ 0.34
Two Thousand Seven Equity Plan [Member]
Share Based Compensation [Line Items]
Number of share authorized							14,000,000
Number of shares granted					4 years
Share-based compensation arrangement by share-based payment award, expiration period					10 years
Share-based compensation arrangement by share-based payment award, expiration date					Nov. 30, 2017
Number of shares issued under share-based payment arrangement					0	0
Two Thousand Seventeen Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Number of share authorized							5,800,000
Share-based compensation arrangement by share-based payment award, number of additional shares authorized			2,278,007